Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Containers Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Trading container sales proceeds	$ 15,628	$ 12,670	[1],[2]	$ 27,989	[1],[2]
Gains (losses) on sale of containers, net	$ 9,553	$ 3,454	[1],[2]	$ 13,070	[1],[2]
Percent of Total, Trading container sales proceeds	100.00%	100.00%		100.00%
Percent of Total, Gains (losses) on sale of containers, net	100.00%	100.00%		100.00%
Asia
Segment Reporting Information [Line Items]
Trading container sales proceeds	$ 11,647	$ 6,401		$ 15,254
Gains (losses) on sale of containers, net	$ 8,096	$ 929		$ 9,977
Percent of Total, Trading container sales proceeds	74.50%	50.50%		54.50%
Percent of Total, Gains (losses) on sale of containers, net	84.70%	26.90%		76.30%
Europe
Segment Reporting Information [Line Items]
Trading container sales proceeds	$ 1,033	$ 3,688		$ 7,972
Gains (losses) on sale of containers, net	$ 1,897	$ (490)		$ 82
Percent of Total, Trading container sales proceeds	6.60%	29.10%		28.50%
Percent of Total, Gains (losses) on sale of containers, net	19.90%	(14.20%)		0.60%
North / South America
Segment Reporting Information [Line Items]
Trading container sales proceeds	$ 2,948	$ 2,581		$ 4,763
Gains (losses) on sale of containers, net	$ 2,245	$ 3,022		$ 2,492
Percent of Total, Trading container sales proceeds	18.90%	20.40%		17.00%
Percent of Total, Gains (losses) on sale of containers, net	23.50%	87.50%		19.10%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Trading container sales proceeds	0.00%	0.00%		0.00%
Percent of Total, Gains (losses) on sale of containers, net	0.00%	0.00%		0.00%
All other international
Segment Reporting Information [Line Items]
Gains (losses) on sale of containers, net	$ (2,685)	$ (7)		$ 519
Percent of Total, Gains (losses) on sale of containers, net	(28.10%)	(0.20%)		4.00%

[1]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).